Consolidated Statements of Stockholders’ Equity - USD ($)	Ordinary shares	Treasury shares	Additional paid-in capital	Retained earnings	Total
Balance at Dec. 31, 2020	$ 14,250		$ (14,250)	$ (92,166)	$ (92,166)
Balance (in Shares) at Dec. 31, 2020	142,500,000
Net income				4,926,243	4,926,243
Balance at Dec. 31, 2021	$ 14,250		(14,250)	4,834,077	4,834,077
Balance (in Shares) at Dec. 31, 2021	142,500,000
Issuance of new ordinary shares	$ 750		1,561,750		1,562,500
Issuance of new ordinary shares (in Shares)	7,500,000
Acquisition of treasury shares		$ (2,000,000)			(2,000,000)
Acquisition of treasury shares (in Shares)		204,348
Net income				2,442,634	2,442,634
Balance at Dec. 31, 2022	$ 15,000	$ (2,000,000)	1,547,500	7,276,711	$ 6,839,211
Balance (in Shares) at Dec. 31, 2022	150,000,000	204,348			150,000,000
Net income				10,494,462	$ 10,494,462
Balance at Dec. 31, 2023	$ 15,000	$ (2,000,000)	$ 1,547,500	$ 17,771,173	$ 17,333,673
Balance (in Shares) at Dec. 31, 2023	150,000,000	204,348			150,000,000